Revenue and operating expenses - Schedule of operating expenses by nature (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	$ 2,975,796	$ 1,849,055	$ 991,588
Cost of personnel services and other employee benefits [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	621,519	564,213	423,956
Promotions for the sales force [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	503,291	172,177	26,311
Distribution costs [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	463,762	331,023	121,155
Sales catalog [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	425,814	247,250	128,687
Packing materials [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	201,006	112,512	58,361
Impairment loss on trade accounts receivables [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	198,495	57,627	22,512
Events, marketing and advertising [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	109,822	19,237	37,848
Depreciation and amortization [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	82,122	43,688	38,394
Commissions and professional fees [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	69,954	61,403	13,577
Rent expense
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	52,660	22,451	17,663
Bank fees [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	34,335	23,965	15,436
Travel expenses [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	11,258	13,522	18,835
Other [Member]
Revenue and operating expenses (Details) - Schedule of operating expenses by nature [Line Items]
Operating expenses by nature	$ 201,758	$ 179,987	$ 68,853